Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 0	$ 0	$ 29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)
Total	$ 0	$ 0	$ 0